Management of financial risk - Impairment loss allowance of trade receivables and contract assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss allowance
Loss allowance of trade receivables and contract assets applying simplified approach	¥ 57,379	¥ 59,852
Credit risk
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	13.53%	9.90%
Credit risk | Related parties
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	2.13%	2.27%
Credit risk | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	4.56%	3.33%
Credit risk | Later than one year and not later than two years [member]
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	41.29%	42.80%
Credit risk | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	77.39%	68.40%
Credit risk | Later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	94.34%	97.75%
Credit risk | Simplified approach
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets applying simplified approach	¥ 932,662	¥ 1,180,516
Credit risk | Simplified approach | Related parties
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets applying simplified approach	306,636	391,221
Credit risk | Simplified approach | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets applying simplified approach	476,215	657,723
Credit risk | Simplified approach | Later than one year and not later than two years [member]
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets applying simplified approach	72,327	63,170
Credit risk | Simplified approach | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets applying simplified approach	29,615	26,482
Credit risk | Simplified approach | Later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets applying simplified approach	47,869	41,920
Credit risk | Trade receivable and contract asset
Loss allowance
Loss allowance of trade receivables and contract assets applying simplified approach	126,168	116,899	¥ 125,318	¥ 97,243
Credit risk | Trade receivable and contract asset | Related parties
Loss allowance
Loss allowance of trade receivables and contract assets applying simplified approach	6,528	8,888
Credit risk | Trade receivable and contract asset | Not later than one year [member]
Loss allowance
Loss allowance of trade receivables and contract assets applying simplified approach	21,698	21,885
Credit risk | Trade receivable and contract asset | Later than one year and not later than two years [member]
Loss allowance
Loss allowance of trade receivables and contract assets applying simplified approach	29,863	27,038
Credit risk | Trade receivable and contract asset | Later than two years and not later than three years [member]
Loss allowance
Loss allowance of trade receivables and contract assets applying simplified approach	22,920	18,113
Credit risk | Trade receivable and contract asset | Later than three years [member]
Loss allowance
Loss allowance of trade receivables and contract assets applying simplified approach	¥ 45,159	¥ 40,975